Schedule of Disaggregated Information of Revenues by Major Sources (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total	$ 11,085,548	$ 3,325,990	$ 3,247,543
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	11,032,519	3,311,393	3,093,277
IoT Integration Solution Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	5,955,416	1,852,645	1,859,927
Business Process Outsourcing Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	2,623,287	1,028,838	772,954
IoT Support and Maintenance Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	2,453,816	429,910	460,396
Trading Sales [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	$ 53,029	$ 14,597	$ 154,266